Long-Term Debt - Yorkville Pre-paid Advance (Details) - Yorkville Pre-paid Advance - USD ($)		3 Months Ended
	Mar. 04, 2024	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Pre-paid advance agreement, term	15 months
Debt instrument, interest rate, stated percentage	6.00%
Interest increase upon default	18.00%
Issuance of common stock (in shares)	1,000,000
Debt fee amount	$ 975,000
Commitment fee	$ 375,000
Original issue discount	6.00%
Structuring fee		$ 20,000
Derivative liability		7,772,938
Unamortized discount		5,120,900
Outstanding amount		2,227,062
Interest payable		44,384
Interest expense		$ 233,630	$ 0
Yorkville
Debt Instrument [Line Items]
Pre-paid advance agreement	$ 10,000,000